Derivatives and Hedging (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets	$ 4,000,000		$ 7,000,000
Cash Collateral Paid Netted Against Risk Management Liabilities	13,000,000		50,000,000
Fair Value of Derivative Instruments
Current Risk Management Assets	160,000,000		191,000,000
Long-term Risk Management Assets	297,000,000		368,000,000
Total Assets	457,000,000		559,000,000
Current Risk Management Liabilities	90,000,000		155,000,000
Long-term Risk Management Liabilities	177,000,000		214,000,000
Total Liabilities	267,000,000		369,000,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	57,000,000		25,000,000		41,000,000
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	7,000,000	[1]	24,000,000	[1]
Hedging Liabilities	8,000,000	[1]	73,000,000	[1]
AOCI Gain (Loss) Net of Tax	(23,000,000)		(38,000,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(4,000,000)		(12,000,000)
Maximum Term for Exposure to Variability of Future Cash Flows	44 months
Collateral Triggering Events [Abstract]
Liabilities for Derivative Contracts with Credit Downgrade Triggers	3,000,000		7,000,000
Amount of Collateral AEP Subsidiaries Would Have Been Required to Post	33,000,000		32,000,000
Amount Attributable to RTO and ISO Activities	28,000,000		31,000,000
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements	293,000,000		469,000,000
Amount of Cash Collateral Posted	1,000,000		8,000,000
Additional Settlement Liability if Cross Default Provision is Triggered	235,000,000		328,000,000
Derivatives and Hedging (Textuals) [Abstract]
Cash Collateral Received Netted Against Risk Management Assets	4,000,000		7,000,000
Cash Collateral Paid Netted Against Risk Management Liabilities	13,000,000		50,000,000
Maximum Term for Exposure to Variability of Future Cash Flows	44 months
Gain (Loss) on Fair Value Hedging Instrument	(10,000,000)		0		3,000,000
Gain (Loss) on Fair Value Portion of Long Term Debt	10,000,000		0		(6,000,000)
Appalachian Power Co [Member]
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets	0		1,262,000
Cash Collateral Paid Netted Against Risk Management Liabilities	2,993,000		11,029,000
Fair Value of Derivative Instruments
Current Risk Management Assets	21,171,000		30,960,000
Long-term Risk Management Assets	16,948,000		34,360,000
Total Assets	38,119,000		65,320,000
Current Risk Management Liabilities	8,892,000		16,698,000
Long-term Risk Management Liabilities	10,241,000		18,476,000
Total Liabilities	19,133,000		35,174,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	1,677,000		(1,670,000)		5,922,000
Impact of Cash Flow Hedges on the Balance Sheet
Maximum Term for Exposure to Variability of Future Cash Flows	12 months
Collateral Triggering Events [Abstract]
Liabilities for Derivative Contracts with Credit Downgrade Triggers	575,000		2,159,000
Amount of Collateral AEP Subsidiaries Would Have Been Required to Post	2,747,000		3,699,000
Amount Attributable to RTO and ISO Activities	2,539,000		3,510,000
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements	19,648,000		49,465,000
Amount of Cash Collateral Posted	0		1,822,000
Additional Settlement Liability if Cross Default Provision is Triggered	18,568,000		30,160,000
Derivatives and Hedging (Textuals) [Abstract]
Cash Collateral Received Netted Against Risk Management Assets	0		1,262,000
Cash Collateral Paid Netted Against Risk Management Liabilities	2,993,000		11,029,000
Maximum Term for Exposure to Variability of Future Cash Flows	12 months
Indiana Michigan Power Co [Member]
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets	0		867,000
Cash Collateral Paid Netted Against Risk Management Liabilities	2,030,000		7,576,000
Fair Value of Derivative Instruments
Current Risk Management Assets	15,388,000		26,974,000
Long-term Risk Management Assets	11,495,000		23,569,000
Total Assets	26,883,000		50,543,000
Current Risk Management Liabilities	7,029,000		31,517,000
Long-term Risk Management Liabilities	6,946,000		13,898,000
Total Liabilities	13,975,000		45,415,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	1,536,000		1,344,000		6,230,000
Impact of Cash Flow Hedges on the Balance Sheet
Maximum Term for Exposure to Variability of Future Cash Flows	12 months
Collateral Triggering Events [Abstract]
Liabilities for Derivative Contracts with Credit Downgrade Triggers	390,000		1,483,000
Amount of Collateral AEP Subsidiaries Would Have Been Required to Post	1,863,000		2,540,000
Amount Attributable to RTO and ISO Activities	1,722,000		2,411,000
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements	13,326,000		53,499,000
Amount of Cash Collateral Posted	0		1,252,000
Additional Settlement Liability if Cross Default Provision is Triggered	12,594,000		40,240,000
Derivatives and Hedging (Textuals) [Abstract]
Cash Collateral Received Netted Against Risk Management Assets	0		867,000
Cash Collateral Paid Netted Against Risk Management Liabilities	2,030,000		7,576,000
Maximum Term for Exposure to Variability of Future Cash Flows	12 months
Ohio Power Co [Member]
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets	0		1,774,000
Cash Collateral Paid Netted Against Risk Management Liabilities	0		15,500,000
Fair Value of Derivative Instruments
Current Risk Management Assets	3,082,000		44,313,000
Long-term Risk Management Assets	0		48,288,000
Total Assets	3,082,000		92,601,000
Current Risk Management Liabilities	0		24,155,000
Long-term Risk Management Liabilities	0		25,965,000
Total Liabilities	0		50,120,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	2,011,000		(2,126,000)		9,453,000
Impact of Cash Flow Hedges on the Balance Sheet
Maximum Term for Exposure to Variability of Future Cash Flows	12 months
Collateral Triggering Events [Abstract]
Liabilities for Derivative Contracts with Credit Downgrade Triggers	349,000		3,034,000
Amount of Collateral AEP Subsidiaries Would Have Been Required to Post	0		5,198,000
Amount Attributable to RTO and ISO Activities	0		4,933,000
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements	0		69,516,000
Amount of Cash Collateral Posted	0		2,561,000
Additional Settlement Liability if Cross Default Provision is Triggered	0		42,386,000
Derivatives and Hedging (Textuals) [Abstract]
Cash Collateral Received Netted Against Risk Management Assets	0		1,774,000
Cash Collateral Paid Netted Against Risk Management Liabilities	0		15,500,000
Maximum Term for Exposure to Variability of Future Cash Flows	12 months
Public Service Co of Oklahoma [Member]
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets	0		0
Cash Collateral Paid Netted Against Risk Management Liabilities	1,000		0
Fair Value of Derivative Instruments
Current Risk Management Assets	1,167,000		509,000
Long-term Risk Management Assets	0		31,000
Total Assets	1,167,000		540,000
Current Risk Management Liabilities	85,000		5,848,000
Long-term Risk Management Liabilities	0		31,000
Total Liabilities	85,000		5,879,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	4,326,000		(5,160,000)		(413,000)
Impact of Cash Flow Hedges on the Balance Sheet
Maximum Term for Exposure to Variability of Future Cash Flows	12 months
Collateral Triggering Events [Abstract]
Liabilities for Derivative Contracts with Credit Downgrade Triggers	0		0
Amount of Collateral AEP Subsidiaries Would Have Been Required to Post	2,930,000		1,509,000
Amount Attributable to RTO and ISO Activities	410,000		1,429,000
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements	3,000		0
Amount of Cash Collateral Posted	0		0
Additional Settlement Liability if Cross Default Provision is Triggered	3,000		0
Derivatives and Hedging (Textuals) [Abstract]
Cash Collateral Received Netted Against Risk Management Assets	0		0
Cash Collateral Paid Netted Against Risk Management Liabilities	1,000		0
Maximum Term for Exposure to Variability of Future Cash Flows	12 months
Southwestern Electric Power Co [Member]
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets	0		0
Cash Collateral Paid Netted Against Risk Management Liabilities	3,000		0
Fair Value of Derivative Instruments
Current Risk Management Assets	1,179,000		695,000
Total Assets	1,179,000		695,000
Current Risk Management Liabilities	0		1,128,000
Total Liabilities	0		1,128,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	2,533,000		(5,889,000)		(1,276,000)
Impact of Cash Flow Hedges on the Balance Sheet
Maximum Term for Exposure to Variability of Future Cash Flows	12 months
Collateral Triggering Events [Abstract]
Liabilities for Derivative Contracts with Credit Downgrade Triggers	0		0
Amount of Collateral AEP Subsidiaries Would Have Been Required to Post	713,000		1,778,000
Amount Attributable to RTO and ISO Activities	519,000		1,683,000
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements	3,000		0
Amount of Cash Collateral Posted	0		0
Additional Settlement Liability if Cross Default Provision is Triggered	3,000		0
Derivatives and Hedging (Textuals) [Abstract]
Cash Collateral Received Netted Against Risk Management Assets	0		0
Cash Collateral Paid Netted Against Risk Management Liabilities	3,000		0
Maximum Term for Exposure to Variability of Future Cash Flows	12 months
Risk Management Contracts [Member]
Fair Value of Derivative Instruments
Total Assets	440,000,000	[2],[3]	517,000,000	[2],[4]
Total Liabilities	245,000,000	[2],[3]	292,000,000	[2],[4]
Risk Management Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	37,756,000	[2],[5]	65,018,000	[2],[5]
Total Liabilities	18,846,000	[2],[5]	33,819,000	[2],[5]
Risk Management Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	26,667,000	[2],[5]	50,343,000	[2],[5]
Total Liabilities	13,781,000	[2],[5]	24,960,000	[2],[5]
Risk Management Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	2,920,000	[2],[5]	92,185,000	[2],[5]
Total Liabilities	0	[2],[5]	48,217,000	[2],[5]
Risk Management Contracts [Member] | Public Service Co of Oklahoma [Member]
Fair Value of Derivative Instruments
Total Assets	1,083,000	[2],[5]	515,000	[2],[5]
Total Liabilities	85,000	[2],[5]	5,879,000	[2],[5]
Risk Management Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	1,082,000	[2],[5]	671,000	[2],[5]
Total Liabilities	0	[2],[5]	1,128,000	[2],[5]
Commodity [Member]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	7,000,000	[1]	24,000,000	[1]
Hedging Liabilities	6,000,000	[1]	36,000,000	[1]
AOCI Gain (Loss) Net of Tax	0		(8,000,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	0		(8,000,000)
Derivatives and Hedging (Textuals) [Abstract]
Cross Default Provisions Maximum Third Party Obligation Amount	50,000,000		50,000,000
Commodity [Member] | Appalachian Power Co [Member]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	363,000	[1]	302,000	[1]
Hedging Liabilities	287,000	[1]	1,355,000	[1]
AOCI Gain (Loss) Net of Tax	94,000		(644,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	94,000		(507,000)
Commodity [Member] | Indiana Michigan Power Co [Member]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	216,000	[1]	200,000	[1]
Hedging Liabilities	194,000	[1]	931,000	[1]
AOCI Gain (Loss) Net of Tax	46,000		(446,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	46,000		(355,000)
Commodity [Member] | Ohio Power Co [Member]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	162,000	[1]	416,000	[1]
Hedging Liabilities	0	[1]	1,903,000	[1]
AOCI Gain (Loss) Net of Tax	105,000		(912,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	105,000		(720,000)
Commodity [Member] | Public Service Co of Oklahoma [Member]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	84,000	[1]	25,000	[1]
Hedging Liabilities	0	[1]	0	[1]
AOCI Gain (Loss) Net of Tax	57,000		21,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	57,000		21,000
Commodity [Member] | Southwestern Electric Power Co [Member]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	97,000	[1]	24,000	[1]
Hedging Liabilities	0	[1]	0	[1]
AOCI Gain (Loss) Net of Tax	66,000		22,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	66,000		22,000
Commodity [Member] | Risk Management Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	347,000,000	[6]	589,000,000	[6]
Long-term Risk Management Assets	368,000,000	[6]	528,000,000	[6]
Total Assets	715,000,000	[6]	1,117,000,000	[6]
Current Risk Management Liabilities	292,000,000	[6]	546,000,000	[6]
Long-term Risk Management Liabilities	237,000,000	[6]	383,000,000	[6]
Total Liabilities	529,000,000	[6]	929,000,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	186,000,000	[6]	188,000,000	[6]
Commodity [Member] | Risk Management Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	46,431,000	[6]	127,645,000	[6]
Long-term Risk Management Assets	20,948,000	[6]	60,498,000	[6]
Total Assets	67,379,000	[6]	188,143,000	[6]
Current Risk Management Liabilities	37,010,000	[6]	119,430,000	[6]
Long-term Risk Management Liabilities	14,452,000	[6]	47,281,000	[6]
Total Liabilities	51,462,000	[6]	166,711,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	15,917,000	[6]	21,432,000	[6]
Commodity [Member] | Risk Management Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	33,229,000	[6]	93,268,000	[6]
Long-term Risk Management Assets	14,208,000	[6]	41,553,000	[6]
Total Assets	47,437,000	[6]	134,821,000	[6]
Current Risk Management Liabilities	26,779,000	[6]	82,433,000	[6]
Long-term Risk Management Liabilities	9,802,000	[6]	33,714,000	[6]
Total Liabilities	36,581,000	[6]	116,147,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	10,856,000	[6]	18,674,000	[6]
Commodity [Member] | Risk Management Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	3,269,000	[6]	183,064,000	[6]
Long-term Risk Management Assets	0	[6]	85,023,000	[6]
Total Assets	3,269,000	[6]	268,087,000	[6]
Current Risk Management Liabilities	349,000	[6]	171,397,000	[6]
Long-term Risk Management Liabilities	0	[6]	66,448,000	[6]
Total Liabilities	349,000	[6]	237,845,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	2,920,000	[6]	30,242,000	[6]
Commodity [Member] | Risk Management Contracts [Member] | Public Service Co of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	1,078,000	[6]	1,657,000	[6]
Long-term Risk Management Assets	0	[6]	0	[6]
Total Assets	1,078,000	[6]	1,657,000	[6]
Current Risk Management Liabilities	81,000	[6]	7,021,000	[6]
Long-term Risk Management Liabilities	0	[6]	0	[6]
Total Liabilities	81,000	[6]	7,021,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	997,000	[6]	(5,364,000)	[6]
Commodity [Member] | Risk Management Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	1,233,000	[6]	2,804,000	[6]
Long-term Risk Management Assets	0	[6]	0	[6]
Total Assets	1,233,000	[6]	2,804,000	[6]
Current Risk Management Liabilities	154,000	[6]	3,261,000	[6]
Long-term Risk Management Liabilities	0	[6]	0	[6]
Total Liabilities	154,000	[6]	3,261,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	1,079,000	[6]	(457,000)	[6]
Commodity [Member] | Hedging Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	12,000,000	[6]	32,000,000	[6]
Long-term Risk Management Assets	3,000,000	[6]	5,000,000	[6]
Total Assets	15,000,000	[6]	37,000,000	[6]
Current Risk Management Liabilities	11,000,000	[6]	43,000,000	[6]
Long-term Risk Management Liabilities	3,000,000	[6]	6,000,000	[6]
Total Liabilities	14,000,000	[6]	49,000,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	1,000,000	[6]	(12,000,000)	[6]
Commodity [Member] | Hedging Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	389,000	[6]	338,000	[6]
Long-term Risk Management Assets	0	[6]	215,000	[6]
Total Assets	389,000	[6]	553,000	[6]
Current Risk Management Liabilities	313,000	[6]	1,182,000	[6]
Long-term Risk Management Liabilities	0	[6]	424,000	[6]
Total Liabilities	313,000	[6]	1,606,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	76,000	[6]	(1,053,000)	[6]
Commodity [Member] | Hedging Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	234,000	[6]	220,000	[6]
Long-term Risk Management Assets	0	[6]	148,000	[6]
Total Assets	234,000	[6]	368,000	[6]
Current Risk Management Liabilities	212,000	[6]	807,000	[6]
Long-term Risk Management Liabilities	0	[6]	292,000	[6]
Total Liabilities	212,000	[6]	1,099,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	22,000	[6]	(731,000)	[6]
Commodity [Member] | Hedging Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	162,000	[6]	464,000	[6]
Long-term Risk Management Assets	0	[6]	303,000	[6]
Total Assets	162,000	[6]	767,000	[6]
Current Risk Management Liabilities	0	[6]	1,658,000	[6]
Long-term Risk Management Liabilities	0	[6]	596,000	[6]
Total Liabilities	0	[6]	2,254,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	162,000	[6]	(1,487,000)	[6]
Commodity [Member] | Hedging Contracts [Member] | Public Service Co of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	84,000	[6]	42,000	[6]
Long-term Risk Management Assets	0	[6]	0	[6]
Total Assets	84,000	[6]	42,000	[6]
Current Risk Management Liabilities	0	[6]	17,000	[6]
Long-term Risk Management Liabilities	0	[6]	0	[6]
Total Liabilities	0	[6]	17,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	84,000	[6]	25,000	[6]
Commodity [Member] | Hedging Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	97,000	[6]	41,000	[6]
Long-term Risk Management Assets	0	[6]	0	[6]
Total Assets	97,000	[6]	41,000	[6]
Current Risk Management Liabilities	0	[6]	17,000	[6]
Long-term Risk Management Liabilities	0	[6]	0	[6]
Total Liabilities	0	[6]	17,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	97,000	[6]	24,000	[6]
Interest Rate and Foreign Currency [Member]
Commodity
Derivative, Notional Amount	820,000,000		1,199,000,000
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	0	[1]	0	[1]
Hedging Liabilities	2,000,000	[1]	37,000,000	[1]
AOCI Gain (Loss) Net of Tax	(23,000,000)		(30,000,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(4,000,000)		(4,000,000)
Interest Rate and Foreign Currency [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Notional Amount	0		0
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	0	[1]	0	[1]
Hedging Liabilities	0	[1]	0	[1]
AOCI Gain (Loss) Net of Tax	3,090,000		2,077,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(806,000)		(1,013,000)
Interest Rate and Foreign Currency [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Notional Amount	0		200,000,000
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	0	[1]	0	[1]
Hedging Liabilities	0	[1]	19,524,000	[1]
AOCI Gain (Loss) Net of Tax	(15,976,000)		(19,647,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(1,568,000)		(1,600,000)
Interest Rate and Foreign Currency [Member] | Ohio Power Co [Member]
Commodity
Derivative, Notional Amount	0		0
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	0	[1]	0	[1]
Hedging Liabilities	0	[1]	0	[1]
AOCI Gain (Loss) Net of Tax	6,974,000		8,095,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	1,363,000		1,359,000
Interest Rate and Foreign Currency [Member] | Public Service Co of Oklahoma [Member]
Commodity
Derivative, Notional Amount	0		0
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	0	[1]	0	[1]
Hedging Liabilities	0	[1]	0	[1]
AOCI Gain (Loss) Net of Tax	5,701,000		6,460,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	759,000		759,000
Interest Rate and Foreign Currency [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Notional Amount	0		0
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	0	[1]	0	[1]
Hedging Liabilities	0	[1]	0	[1]
AOCI Gain (Loss) Net of Tax	(13,304,000)		(15,571,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(2,267,000)		(2,267,000)
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	4,000,000	[6]	3,000,000	[6]
Long-term Risk Management Assets	0	[6]	1,000,000	[6]
Total Assets	4,000,000	[6]	4,000,000	[6]
Current Risk Management Liabilities	1,000,000	[6]	35,000,000	[6]
Long-term Risk Management Liabilities	15,000,000	[6]	6,000,000	[6]
Total Liabilities	16,000,000	[6]	41,000,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	(12,000,000)	[6]	(37,000,000)	[6]
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	[6]	0	[6]
Long-term Risk Management Assets	0	[6]	0	[6]
Total Assets	0	[6]	0	[6]
Current Risk Management Liabilities	0	[6]	0	[6]
Long-term Risk Management Liabilities	0	[6]	0	[6]
Total Liabilities	0	[6]	0	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	0	[6]	0	[6]
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	[6]	0	[6]
Long-term Risk Management Assets	0	[6]	0	[6]
Total Assets	0	[6]	0	[6]
Current Risk Management Liabilities	0	[6]	19,524,000	[6]
Long-term Risk Management Liabilities	0	[6]	0	[6]
Total Liabilities	0	[6]	19,524,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	0	[6]	(19,524,000)	[6]
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	[6]	0	[6]
Long-term Risk Management Assets	0	[6]	0	[6]
Total Assets	0	[6]	0	[6]
Current Risk Management Liabilities	0	[6]	0	[6]
Long-term Risk Management Liabilities	0	[6]	0	[6]
Total Liabilities	0	[6]	0	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	0	[6]	0	[6]
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member] | Public Service Co of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	[6]	0	[6]
Long-term Risk Management Assets	0	[6]	0	[6]
Total Assets	0	[6]	0	[6]
Current Risk Management Liabilities	0	[6]	0	[6]
Long-term Risk Management Liabilities	0	[6]	0	[6]
Total Liabilities	0	[6]	0	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	0	[6]	0	[6]
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	[6]	0	[6]
Long-term Risk Management Assets	0	[6]	0	[6]
Total Assets	0	[6]	0	[6]
Current Risk Management Liabilities	0	[6]	0	[6]
Long-term Risk Management Liabilities	0	[6]	0	[6]
Total Liabilities	0	[6]	0	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	0	[6]	0	[6]
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	363,000,000		624,000,000
Long-term Risk Management Assets	371,000,000		534,000,000
Total Assets	734,000,000		1,158,000,000
Current Risk Management Liabilities	304,000,000		624,000,000
Long-term Risk Management Liabilities	255,000,000		395,000,000
Total Liabilities	559,000,000		1,019,000,000
Total MTM Derivative Contract Net Assets (Liabilities)	175,000,000		139,000,000
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	46,820,000		127,983,000
Long-term Risk Management Assets	20,948,000		60,713,000
Total Assets	67,768,000		188,696,000
Current Risk Management Liabilities	37,323,000		120,612,000
Long-term Risk Management Liabilities	14,452,000		47,705,000
Total Liabilities	51,775,000		168,317,000
Total MTM Derivative Contract Net Assets (Liabilities)	15,993,000		20,379,000
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	33,463,000		93,488,000
Long-term Risk Management Assets	14,208,000		41,701,000
Total Assets	47,671,000		135,189,000
Current Risk Management Liabilities	26,991,000		102,764,000
Long-term Risk Management Liabilities	9,802,000		34,006,000
Total Liabilities	36,793,000		136,770,000
Total MTM Derivative Contract Net Assets (Liabilities)	10,878,000		(1,581,000)
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	3,431,000		183,528,000
Long-term Risk Management Assets	0		85,326,000
Total Assets	3,431,000		268,854,000
Current Risk Management Liabilities	349,000		173,055,000
Long-term Risk Management Liabilities	0		67,044,000
Total Liabilities	349,000		240,099,000
Total MTM Derivative Contract Net Assets (Liabilities)	3,082,000		28,755,000
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member] | Public Service Co of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	1,162,000		1,699,000
Long-term Risk Management Assets	0		0
Total Assets	1,162,000		1,699,000
Current Risk Management Liabilities	81,000		7,038,000
Long-term Risk Management Liabilities	0		0
Total Liabilities	81,000		7,038,000
Total MTM Derivative Contract Net Assets (Liabilities)	1,081,000		(5,339,000)
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	1,330,000		2,845,000
Long-term Risk Management Assets	0		0
Total Assets	1,330,000		2,845,000
Current Risk Management Liabilities	154,000		3,278,000
Long-term Risk Management Liabilities	0		0
Total Liabilities	154,000		3,278,000
Total MTM Derivative Contract Net Assets (Liabilities)	1,176,000		(433,000)
Gross Amounts Offset in the Statement of Financial Position [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	(203,000,000)	[7]	(433,000,000)	[7]
Long-term Risk Management Assets	(74,000,000)	[7]	(166,000,000)	[7]
Total Assets	(277,000,000)	[7]	(599,000,000)	[7]
Current Risk Management Liabilities	(214,000,000)	[7]	(469,000,000)	[7]
Long-term Risk Management Liabilities	(78,000,000)	[7]	(181,000,000)	[7]
Total Liabilities	(292,000,000)	[7]	(650,000,000)	[7]
Total MTM Derivative Contract Net Assets (Liabilities)	15,000,000	[7]	51,000,000	[7]
Gross Amounts Offset in the Statement of Financial Position [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	(25,649,000)	[8]	(97,023,000)	[8]
Long-term Risk Management Assets	(4,000,000)	[8]	(26,353,000)	[8]
Total Assets	(29,649,000)	[8]	(123,376,000)	[8]
Current Risk Management Liabilities	(28,431,000)	[8]	(103,914,000)	[8]
Long-term Risk Management Liabilities	(4,211,000)	[8]	(29,229,000)	[8]
Total Liabilities	(32,642,000)	[8]	(133,143,000)	[8]
Total MTM Derivative Contract Net Assets (Liabilities)	2,993,000	[8]	9,767,000	[8]
Gross Amounts Offset in the Statement of Financial Position [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	(18,075,000)	[8]	(66,514,000)	[8]
Long-term Risk Management Assets	(2,713,000)	[8]	(18,132,000)	[8]
Total Assets	(20,788,000)	[8]	(84,646,000)	[8]
Current Risk Management Liabilities	(19,962,000)	[8]	(71,247,000)	[8]
Long-term Risk Management Liabilities	(2,856,000)	[8]	(20,108,000)	[8]
Total Liabilities	(22,818,000)	[8]	(91,355,000)	[8]
Total MTM Derivative Contract Net Assets (Liabilities)	2,030,000	[8]	6,709,000	[8]
Gross Amounts Offset in the Statement of Financial Position [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	(349,000)	[8]	(139,215,000)	[8]
Long-term Risk Management Assets	0	[8]	(37,038,000)	[8]
Total Assets	(349,000)	[8]	(176,253,000)	[8]
Current Risk Management Liabilities	(349,000)	[8]	(148,900,000)	[8]
Long-term Risk Management Liabilities	0	[8]	(41,079,000)	[8]
Total Liabilities	(349,000)	[8]	(189,979,000)	[8]
Total MTM Derivative Contract Net Assets (Liabilities)	0	[8]	13,726,000	[8]
Gross Amounts Offset in the Statement of Financial Position [Member] | Public Service Co of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	5,000	[8]	(1,190,000)	[8]
Long-term Risk Management Assets	0	[8]	31,000	[8]
Total Assets	5,000	[8]	(1,159,000)	[8]
Current Risk Management Liabilities	4,000	[8]	(1,190,000)	[8]
Long-term Risk Management Liabilities	0	[8]	31,000	[8]
Total Liabilities	4,000	[8]	(1,159,000)	[8]
Total MTM Derivative Contract Net Assets (Liabilities)	1,000	[8]	0	[8]
Gross Amounts Offset in the Statement of Financial Position [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	(151,000)	[8]	(2,150,000)	[8]
Long-term Risk Management Assets	0	[8]	0	[8]
Total Assets	(151,000)	[8]	(2,150,000)	[8]
Current Risk Management Liabilities	(154,000)	[8]	(2,150,000)	[8]
Long-term Risk Management Liabilities	0	[8]	0	[8]
Total Liabilities	(154,000)	[8]	(2,150,000)	[8]
Total MTM Derivative Contract Net Assets (Liabilities)	3,000	[8]	0	[8]
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	160,000,000	[9]	191,000,000	[9]
Long-term Risk Management Assets	297,000,000	[9]	368,000,000	[9]
Total Assets	457,000,000	[9]	559,000,000	[9]
Current Risk Management Liabilities	90,000,000	[9]	155,000,000	[9]
Long-term Risk Management Liabilities	177,000,000	[9]	214,000,000	[9]
Total Liabilities	267,000,000	[9]	369,000,000	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	190,000,000	[9]	190,000,000	[9]
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	21,171,000	[9]	30,960,000	[9]
Long-term Risk Management Assets	16,948,000	[9]	34,360,000	[9]
Total Assets	38,119,000	[9]	65,320,000	[9]
Current Risk Management Liabilities	8,892,000	[9]	16,698,000	[9]
Long-term Risk Management Liabilities	10,241,000	[9]	18,476,000	[9]
Total Liabilities	19,133,000	[9]	35,174,000	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	18,986,000	[9]	30,146,000	[9]
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	15,388,000	[9]	26,974,000	[9]
Long-term Risk Management Assets	11,495,000	[9]	23,569,000	[9]
Total Assets	26,883,000	[9]	50,543,000	[9]
Current Risk Management Liabilities	7,029,000	[9]	31,517,000	[9]
Long-term Risk Management Liabilities	6,946,000	[9]	13,898,000	[9]
Total Liabilities	13,975,000	[9]	45,415,000	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	12,908,000	[9]	5,128,000	[9]
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	3,082,000	[9]	44,313,000	[9]
Long-term Risk Management Assets	0	[9]	48,288,000	[9]
Total Assets	3,082,000	[9]	92,601,000	[9]
Current Risk Management Liabilities	0	[9]	24,155,000	[9]
Long-term Risk Management Liabilities	0	[9]	25,965,000	[9]
Total Liabilities	0	[9]	50,120,000	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	3,082,000	[9]	42,481,000	[9]
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Public Service Co of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	1,167,000	[9]	509,000	[9]
Long-term Risk Management Assets	0	[9]	31,000	[9]
Total Assets	1,167,000	[9]	540,000	[9]
Current Risk Management Liabilities	85,000	[9]	5,848,000	[9]
Long-term Risk Management Liabilities	0	[9]	31,000	[9]
Total Liabilities	85,000	[9]	5,879,000	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	1,082,000	[9]	(5,339,000)	[9]
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	1,179,000	[9]	695,000	[9]
Long-term Risk Management Assets	0	[9]	0	[9]
Total Assets	1,179,000	[9]	695,000	[9]
Current Risk Management Liabilities	0	[9]	1,128,000	[9]
Long-term Risk Management Liabilities	0	[9]	0	[9]
Total Liabilities	0	[9]	1,128,000	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	1,179,000	[9]	(433,000)	[9]
Power [Member]
Commodity
Derivative, Energy Notional Amount	406,000,000		498,000,000
Power [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Energy Notional Amount	48,995,000		94,059,000
Power [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Energy Notional Amount	33,231,000		64,791,000
Power [Member] | Ohio Power Co [Member]
Commodity
Derivative, Energy Notional Amount	34,843,000		132,188,000
Power [Member] | Public Service Co of Oklahoma [Member]
Commodity
Derivative, Energy Notional Amount	13,469,000		0
Power [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Energy Notional Amount	17,057,000		0
Coal [Member]
Commodity
Derivative, Mass Notional Amount	4,000,000		10,000,000
Coal [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Mass Notional Amount	31,000		1,401,000
Coal [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Mass Notional Amount	3,389,000		2,711,000
Coal [Member] | Ohio Power Co [Member]
Commodity
Derivative, Mass Notional Amount	0		3,033,000
Coal [Member] | Public Service Co of Oklahoma [Member]
Commodity
Derivative, Mass Notional Amount	1,013,000		1,980,000
Coal [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Mass Notional Amount	1,692,000		1,312,000
Natural Gas [Member]
Commodity
Derivative, Energy Notional Amount	127,000,000		147,000,000
Natural Gas [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Energy Notional Amount	2,477,000		10,077,000
Natural Gas [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Energy Notional Amount	1,680,000		6,922,000
Natural Gas [Member] | Ohio Power Co [Member]
Commodity
Derivative, Energy Notional Amount	0		14,163,000
Natural Gas [Member] | Public Service Co of Oklahoma [Member]
Commodity
Derivative, Energy Notional Amount	0		0
Natural Gas [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Energy Notional Amount	0		0
Heating Oil and Gasoline [Member]
Commodity
Derivative, Volume Notional Amount	6,000,000		6,000,000
Heating Oil and Gasoline [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Volume Notional Amount	1,089,000		1,050,000
Heating Oil and Gasoline [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Volume Notional Amount	521,000		532,000
Heating Oil and Gasoline [Member] | Ohio Power Co [Member]
Commodity
Derivative, Volume Notional Amount	1,108,000		1,260,000
Heating Oil and Gasoline [Member] | Public Service Co of Oklahoma [Member]
Commodity
Derivative, Volume Notional Amount	614,000		616,000
Heating Oil and Gasoline [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Volume Notional Amount	699,000		585,000
Interest Rate Contract [Member]
Commodity
Derivative, Notional Amount	191,000,000		235,000,000
Interest Rate Contract [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Notional Amount	12,720,000		24,146,000
Interest Rate Contract [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Notional Amount	8,627,000		16,584,000
Interest Rate Contract [Member] | Ohio Power Co [Member]
Commodity
Derivative, Notional Amount	0		33,934,000
Interest Rate Contract [Member] | Public Service Co of Oklahoma [Member]
Commodity
Derivative, Notional Amount	0		0
Interest Rate Contract [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Notional Amount	0		0
Vertically Integrated Utilities Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	15,000,000		10,000,000		18,000,000
Electric Generation, Transmission and Distribution Revenues [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	2,019,000		(1,149,000)		2,843,000
Electric Generation, Transmission and Distribution Revenues [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	10,624,000		11,437,000		12,786,000
Electric Generation, Transmission and Distribution Revenues [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	4,886,000		11,978,000		27,292,000
Electric Generation, Transmission and Distribution Revenues [Member] | Public Service Co of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	371,000		163,000		297,000
Electric Generation, Transmission and Distribution Revenues [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	647,000		398,000		547,000
Sales to AEP Affiliates [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0		0		154,000
Sales to AEP Affiliates [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0		0		92,000
Sales to AEP Affiliates [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0		0		196,000
Sales to AEP Affiliates [Member] | Public Service Co of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0		0		3,000
Sales to AEP Affiliates [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0		0		4,000
Generation and Marketing Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	49,000,000		50,000,000		48,000,000
Fuel and Other Consumables Used for Electric Generation [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0		0		0
Fuel and Other Consumables Used for Electric Generation [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0		0		0
Fuel and Other Consumables Used for Electric Generation [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0		0		(2,000)
Fuel and Other Consumables Used for Electric Generation [Member] | Public Service Co of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0		0		0
Fuel and Other Consumables Used for Electric Generation [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0		0		0
Regulatory Assets [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(2,000,000)	[10]	(43,000,000)	[10]	(22,000,000)	[10]
Regulatory Assets [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(4,000)	[10]	(7,835,000)	[10]	373,000	[10]
Regulatory Assets [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(26,000)	[10]	(9,204,000)	[10]	(1,470,000)	[10]
Regulatory Assets [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(5,795,000)	[10]	(14,104,000)	[10]	(17,928,000)	[10]
Regulatory Assets [Member] | Public Service Co of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	2,956,000	[10]	(5,304,000)	[10]	(1,421,000)	[10]
Regulatory Assets [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	424,000	[10]	(6,274,000)	[10]	(1,709,000)	[10]
Regulatory Liabilities [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(5,000,000)	[10]	8,000,000	[10]	(3,000,000)	[10]
Regulatory Liabilities [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(338,000)	[10]	7,314,000	[10]	2,552,000	[10]
Regulatory Liabilities [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(9,062,000)	[10]	(889,000)	[10]	(5,178,000)	[10]
Regulatory Liabilities [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	2,920,000	[10]	0	[10]	(105,000)	[10]
Regulatory Liabilities [Member] | Public Service Co of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	999,000	[10]	(19,000)	[10]	708,000	[10]
Regulatory Liabilities [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	$ 1,462,000	[10]	$ (13,000)	[10]	$ (118,000)	[10]

[1]	Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.
[2]	Amounts in "Other" column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for "Derivatives and Hedging."
[3]	The December 31, 2013 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $4 million in 2014, $(11) million in periods 2015-2017 and $(1) million in periods 2018-2019; Level 2 matures $25 million in 2014, $37 million in periods 2015-2017, $7 million in periods 2018-2019 and $5 million in periods 2020-2030; Level 3 matures $27 million in 2014, $60 million in periods 2015-2017, $14 million in periods 2018-2019 and $19 million in periods 2020-2030. Risk management commodity contracts are substantially comprised of power contracts.
[4]	The December 31, 2012 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $9 million in 2013, $(3) million in periods 2014-2016 and $(4) million in periods 2017-2018; Level 2 matures $16 million in 2013, $61 million in periods 2014-2016, $16 million in periods 2017-2018 and $7 million in periods 2019-2030; Level 3 matures $18 million in 2013, $31 million in periods 2014-2016, $13 million in periods 2017-2018 and $24 million in periods 2019-2030. Risk management commodity contracts are substantially comprised of power contracts.
[5]	Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.
[6]	Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."
[7]	Amounts primarily include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include de-designated risk management contracts.
[8]	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging."
[9]	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.
[10]	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.